Convertible senior notes	12 Months Ended
Dec. 31, 2020
Convertible senior notes
Convertible senior notes
17.	Convertible senior notes
On March 17, 2014, the Group issued US$632,500 (approximately RMB4,391,448) in aggregate principal amount of 1.5% Convertible Senior Notes due 2019 (the “Notes”). The Notes can be converted into the Company’s ADSs, each representing 1/5 Class A ordinary share of the Company, par value 0.001 per share (the “ordinary shares”), at the option of the holders, based on an initial conversion rate of 49.693 of the Company’s American depositary shares (“ADSs”) per US$1,000 principal amount of Notes.
The Group repaid all of the outstanding principal at US$629,375 (approximately RMB4,220,841) and interests at US$4,720 (approximately RMB31,685) on March 15, 2019.